Note 2 - Summary of significant accounting policies: Foreign currency translation and transaction (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Foreign currency translation and transaction

Foreign currency translation and transaction

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the consolidated statements of operations and comprehensive (loss) income.

The reporting currency of the Company is United States Dollars (“US$”) and the accompanying financial statements have been expressed in US$. The Company’s subsidiaries in Singapore and the People’s Republic of China (“PRC”) conduct their businesses and maintain its books and record in the local currency, Singapore Dollars (’SGD”) and Chinese Renminbi (“RMB”), as their functional currency, respectively.

In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not US$ are translated into US$, in accordance with ASC Topic 830-30, “Translation of Financial Statement”, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of foreign subsidiary are recorded as a separate component of accumulated other comprehensive income (loss) within the statements of changes in shareholders’ equity. Cash flows are also translated at average translation rates for the periods; therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective years:

	As of and for
	the Years Ended December 31,
	2025	2024	2023

Year-end SGD: US$1 exchange rate	1.2859	1.3662	1.3193
Year-end RMB: US$1 exchange rate	6.9931	7.2993	7.0999
Year-average SGD: US$1 exchange rate	1.3065	1.3363	1.3428
Year-average RMB: US$1 exchange rate	7.1875	7.1957	7.0809